Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
34	CASH AND CASH EQUIVALENTS

	2018	2017
	RMB million	RMB million
Cash	1	2
Bank balances	645	4,603

	646	4,605

At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB330 million (2017: RMB3,239 million). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks and financial institutions with no recent history of default.